Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2016
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M16	6M15
Deferred compensation expense (CHF million)
Share awards	334	444
Performance share awards	205	303
Contingent Capital Awards	62	196
Contingent Capital share awards	6	0
Capital Opportunity Facility awards	6	7
Plus Bond awards [1]	5	11
2011 Partner Asset Facility awards [2]	0	1
Restricted Cash Awards	0	21
2008 Partner Asset Facility awards [3]	(16)	22
Other cash awards	140	207
Total deferred compensation expense	742	1,212
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	6M16
Estimated unrecognized compensation expense (CHF million)
Share awards	697
Performance share awards	306
Contingent Capital Awards	211
Contingent Capital share awards	58
Other cash awards	266
Estimated unrecognized deferred compensation expense	1,538

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	6M16
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	78.9	55.3	0.0
Granted	33.1	21.3	15.4
Settled	(34.8)	(26.1)	(2.5)
Forfeited	(6.4)	(0.9)	0.0
Balance at end of period	70.8	49.6	12.9
of which vested	4.9	3.0	0.3
of which unvested	65.9	46.6	12.6